Net finance costs	12 Months Ended
Jun. 30, 2018
Net finance costs
Net finance costs

9 Net finance costs

	2018 £'000	2017 £'000	2016 £'000
Interest payable on bank loans and overdrafts	(1,458)	(1,502)	(1,381)
Interest payable on secured term loan facility and senior secured notes	(17,567)	(18,784)	(17,306)
Amortization of issue costs on secured term loan facility and senior secured notes	(627)	(608)	(544)
Foreign exchange gains/(losses) on retranslation of unhedged US dollar borrowings	—	1,816	(4,136)
Unwinding of discount relating to registrations	(3,492)	(2,401)	(2,380)
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives	(1,089)	(3,534)	5,288

Total finance costs	(24,233)	(25,013)	(20,459)

Foreign exchange gains on retranslation of unhedged US dollar borrowings	4,952	—	—
Interest receivable on short-term bank deposits	1,243	736	442

Total finance income	6,195	736	442

Net finance costs	(18,038)	(24,277)	(20,017)